OWC Pharmaceutical Research Corp. - Consolidated Statements of Changes in Stockholders' Equity (Deficit)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair value of warrants issued for services	3,857,136	107,074
Common Stock, Share
Balance		15,829,450
Fair value of warrants issued for services
Impact of beneficial conversion feature
Stock issued upon conversion of debt and accrued interest	13,263,300	5,162,000
Forgiveness of indebteness to former related party
Stock issued for services	6,995,416	100,000
Stock issued for cash		550,000
Stock issued for cash at $0.005 per share	4,700,000
Stock issued for cash at $0.05 per share	13,034,585
Stock issued for cash at $0.09 per share	12,936,662
Stock issued for cash at $0.15 per share	5,857,828
Total other comprehensive loss
Net loss year end
Balance1	78,429,241	21,641,450
Common Stock, Amount
Balance		157
Fair value of warrants issued for services
Impact of beneficial conversion feature
Stock issued upon conversion of debt and accrued interest	133	52
Forgiveness of indebteness to former related party
Stock issued for services	70	1
Stock issued for cash		6
Stock issued for cash at $0.005 per share	47
Stock issued for cash at $0.05 per share	130
Stock issued for cash at $0.09 per share	129
Stock issued for cash at $0.15 per share	59
Total other comprehensive loss
Net loss year end
Balance1	784	217
Additional Paid-In Capital
Balance		424,474
Fair value of warrants issued for services	3,857,136	107,074
Impact of beneficial conversion feature		86,114
Stock issued upon conversion of debt and accrued interest	132,509	51,568
Forgiveness of indebteness to former related party	28,436
Stock issued for services	567,647	27,999
Stock issued for cash		49
Stock issued for cash at $0.005 per share	23,453
Stock issued for cash at $0.05 per share	651,500
Stock issued for cash at $0.09 per share	1,164,171
Stock issued for cash at $0.15 per share	878,617
Total other comprehensive loss
Net loss year end
Balance1	8,000,847	697,278
Subscription Receivable
Balance
Fair value of warrants issued for services
Impact of beneficial conversion feature
Stock issued upon conversion of debt and accrued interest
Forgiveness of indebteness to former related party
Stock issued for services
Stock issued for cash
Stock issued for cash at $0.005 per share
Stock issued for cash at $0.05 per share	(651,730)
Stock issued for cash at $0.09 per share
Stock issued for cash at $0.15 per share
Total other comprehensive loss
Net loss year end
Balance1	(651,730)
Accumulated Deficit
Balance		(504,895)
Fair value of warrants issued for services
Impact of beneficial conversion feature
Stock issued upon conversion of debt and accrued interest
Forgiveness of indebteness to former related party
Stock issued for services
Stock issued for cash
Stock issued for cash at $0.005 per share
Stock issued for cash at $0.05 per share
Stock issued for cash at $0.09 per share
Stock issued for cash at $0.15 per share
Total other comprehensive loss
Net loss year end	(5,070,673)	(318,310)
Balance1	(5,893,878)	(823,205)
Accumulated Other Comprehensive Loss
Balance
Fair value of warrants issued for services
Impact of beneficial conversion feature
Stock issued upon conversion of debt and accrued interest
Forgiveness of indebteness to former related party
Stock issued for services
Stock issued for cash
Stock issued for cash at $0.005 per share
Stock issued for cash at $0.05 per share
Stock issued for cash at $0.09 per share
Stock issued for cash at $0.15 per share
Total other comprehensive loss	6,485
Net loss year end
Balance1	6,485
Total Shareholders' Equity (Deficit)
Balance		(80,263)
Fair value of warrants issued for services	3,857,136	107,074
Impact of beneficial conversion feature		86,114
Stock issued upon conversion of debt and accrued interest	132,642	51,620
Forgiveness of indebteness to former related party	28,436
Stock issued for services	567,716	28,000
Stock issued for cash		55
Stock issued for cash at $0.005 per share	23,500
Stock issued for cash at $0.05 per share
Stock issued for cash at $0.09 per share	1,164,300
Stock issued for cash at $0.15 per share	878,676
Total other comprehensive loss	6,485
Net loss year end	(5,070,673)	(318,310)
Balance1	1,462,508	(125,710)